Share-based compensation	3 Months Ended
Mar. 31, 2021
Share-based compensation.
Share-based compensation

5.     Share-based compensation

Stock appreciation rights

As at March 31, 2021, the Company had granted 3,710,473 stock appreciation rights (“SARs”) (inclusive of 5,779 forfeited SARs) to certain of its officers and directors under its 2013 Equity Incentive Plan.

A summary of awards, simulation inputs, outputs and valuation methodology is as follows:

Model Inputs
								Weighted
						Risk-free		Average Fair
	SARs	Exercise	Vesting	Grant	Dividend	rate of	Expected	Value @	Average Expected	Valuation
Grant Date	Awarded	Price	Period	Price	Yield	Return	Volatility	grant date	Exercise Life	Method
12‑Mar‑14	22,118	$13.66	3 yrs	$13.66	2.93%	2.06%	56.31%	$4.17	4.6 – 5.0 yrs	Monte Carlo
01‑Sept‑14	5,595	$13.91	3 yrs	$13.91	2.88%	2.20%	53.60%	$4.20	4.5 – 5.0 yrs	Monte Carlo
06‑Mar‑15	37,797	$10.25	3 yrs	$10.25	3.90%	1.90%	61.38%	$2.98	4.2 – 5.0 yrs	Monte Carlo
15‑Jan‑16	205,519	$9.20	3 yrs	$9.20	6.63%	1.79%	58.09%	$2.20	4.0 – 5.0 yrs	Monte Carlo
04‑Apr‑18	1,719,733	$7.40	3 yrs	$7.40	0%	2.51%	40.59%	$2.67	4.25 yrs	Black-Scholes
07‑Mar‑19	560,000	$5.10	3 yrs	$5.10	0%	2.43%	43.65%	$2.00	4.5 yrs	Black-Scholes
04‑Mar‑20	549,020	$5.25	3 yrs	$5.25	0%	0.73%	46.42%	$2.04	4.5 yrs	Black-Scholes
04‑Mar‑21	610,691	$4.28	3 yrs	$4.28	0%	0.66%	55.39%	$1.93	4.5 yrs	Black-Scholes

Changes in the SARs for the three months ended March 31, 2021 are set forth below:

		Weighted average
	No. of SARs	exercise price
Balance as at January 1, 2021	3,094,003	$6.80
SARs granted during the three months ended March 31, 2021	610,691	$4.28
SARs forfeited during the three months ended March 31, 2021	—	—
Balance as at March 31, 2021 (none of which are exercisable or convertible)	3,704,694	$6.40

The total cost related to non-vested SAR awards expected to be recognized through 2024 is set forth below:

Period	TOTAL
2021 (1)	$854,659
2022	828,434
2023	455,100
2024	65,480
$2,203,672
(1)	Nine-month period ending December 31, 2021.

5.     Share-based compensation (continued)

Restricted stock units

As at March 31, 2021, the Company had granted 696,274 restricted stock units (“RSUs”) to certain of its officers and directors under its 2013 Equity Incentive Plan, of which 324,739 had vested.

A summary of awards is as follows:

Grant Date	RSUs Awarded	Service Period	Grant Price
02-Jan-19	176,659	2 years	$4.64
07-Mar-19	86,210	3 years	$5.10
28-May-19	59,237	1 year	$7.47
04-Mar-20	94,105	3 years	$5.25
29-May-20	78,510	1 year	$5.84
04-Mar-21	56,957	1 year	$4.28
04-Mar-21	144,596	3 years	$4.28

Changes in the RSUs for the three months ended March 31, 2021 are set forth below:

		Weighted average
		fair value at grant
	No. of RSUs	date
Balance as at January 1, 2021	318,417	$5.19
RSUs granted during the three months ended March 31, 2021	201,553	$4.28
RSUs vested during the three months ended March 31, 2021	(148,435)	$(4.86)
RSUs forfeited during the three months ended March 31, 2021	—	—
Balance as at March 31, 2021 (none of which are vested)	371,536	$4.83

The total cost related to non-vested RSU awards expected to be recognized through 2024 is set forth below:

Period	TOTAL
2021 (1)	$647,397
2022	436,030
2023	233,738
2024	34,382
$1,351,546
(1)	Nine-month period ending December 31, 2021.

5.     Share-based compensation (continued)

Dividend equivalent rights

As at March 31, 2021, the Company had granted 1,146,517 dividend equivalent rights (“DERs”) to certain of its officers and directors under its 2013 Equity Incentive Plan.

A summary of awards, simulation inputs, outputs and valuation methodology is as follows:

Model Inputs
	DERs	Service	Fair	Dividend	Risk-free rate	Expected	Valuation
Grant Date	Awarded	Period	Value	Yield	of Return	Volatility	Method
04-Nov-19	1,146,517	2 yrs	$0.49	2.93%	2.06%	30.22%	Monte Carlo

Changes in the DERs for the three months ended March 31, 2021 are set forth below:

		Weighted average fair
	No. of DERs	value at grant date
Balance as at January 1, 2021	1,146,517	$0.49
DERs granted during the three months ended March 31, 2021	—	—
DERs forfeited during the three months ended March 31, 2021	—	—
Balance as at March 31, 2021 (none of which are vested)	1,146,517	$0.49

The total cost related to non-vested DER awards expected to be recognized through 2021 is set forth below:

Period	TOTAL
2021 (1)	$163,856
$163,856
(1)	Nine-month period ending December 31, 2021.